Operation lease and other commitment (Details 1)	3 Months Ended
Mar. 31, 2019 USD ($)
Operation Lease And Other Commitment Details 1Abstract
Operating lease liability due within one year, beginning balance	$ 86,061
Operating lease liability due within one year, repayments of lease liability	(20,626)
Operating lease liability due within one year, ending balance	65,435
Operating lease liability long term, beginning balance	318,716
Operating lease liability long term, repayments of lease liability	(39,408)
Operating lease liability long term, other	1,760
Operating lease liability long term, ending balance	281,068
Operating lease liability, beginning balance	404,777
Operating lease liability, repayments of lease liability	(60,034)
Operating lease liability, other	1,760
Operating lease liability, ending balance	$ 346,503